Cover	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	CTT PHARMACEUTICAL HOLDINGS, INC.
Entity Central Index Key	0001035422
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 27, 2026
Entity File Number	333-292497
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	90-1253984
Entity Address Address Line 1	1646 W Snow Ave
Entity Address Address Line 2	Suite 138
Entity Address City Or Town	Tampa
Entity Address Postal Zip Code	33606
City Area Code	813
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	606-0060
Entity Address State Or Province	FL